Unit-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Expected Life Of Phantom Units

2012
Expected volatility	34.03%
Expected life	2.9 years
Risk-free interest rate	0.40%

Components Of Recognized Expenses

	Three Months Ended March 31,
	2012	2011
Phantom units	$1,888	$530
Director deferred and common units	150	291

	$2,038	$821